Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 43,584	$ 43,764	$ 37,105
Increases in tax positions taken in current year	6,328	4,376	16,054
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(14,654)	(4,556)	(9,395)
Balance, end of year	$ 35,258	$ 43,584	$ 43,764